LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
LOSS PER SHARE

20. LOSS PER SHARE

The following is the calculation of loss per share:

	For the Six months ended June 30,
	2025	2024
Net loss	$(2,655,477)	$(3,785,383)

Weighted average shares outstanding for Class A and Class B – basic and diluted	62,194,221	45,000,000

Loss per share
Basic	$(0.04)	$(0.08)
Diluted	$(0.04)	$(0.08)

20. LOSS PER SHARE

The following is the calculation of loss per share:

	For the Years Ended December 31,
	2024	2023	2022
Net loss	$(30,113,504)	$(7,446,001)		(9,768,372)
			$
Weighted average shares outstanding for Class A and Class B – basic and diluted	45,554,093	45,000,000		45,000,000

Loss per share
Basic	$(0.51)	$(0.17)		$(0.22)
Diluted	$(0.51)	$(0.17)		$(0.22)